March 3, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds IV, Inc.
          - BNY Mellon Bond Market Index Fund
          - BNY Mellon Institutional S&P 500 Stock Index Fund
          - BNY Mellon Tax Managed Growth Fund (the "Funds")
  1933 Act File No.: 33-16338
  1940 Act File No.: 811-05202
  CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 190 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2020.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Lead Analyst/Paralegal